UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.8%
Anheuser-Busch InBev NV	108,579	$11,435,020
KBC Groep NV	123,431	7,601,620

		19,036,640
Denmark — 2.3%
Novo Nordisk A/S, Class B	198,762	9,050,077
France — 26.1%
Accor SA	62,722	3,209,924
Airbus Group NV	92,296	6,610,324
Alcatel-Lucent (a)	751,204	2,958,433
AXA SA	348,804	9,061,485
Cap Gemini SA	99,894	7,562,621
Compagnie de Saint-Gobain	112,576	6,796,683
GDF Suez	320,751	8,774,136
L’Oreal SA	49,633	8,188,469
Legrand SA	114,797	7,131,191
Publicis Groupe SA	107,036	9,663,320
Renault SA	39,688	3,855,047
Schneider Electric SA	66,745	5,915,363
Societe Generale SA	112,674	6,935,710
Total SA	128,788	8,477,408
Vinci SA	117,471	8,719,788

		103,859,902
Germany — 11.8%
Bayer AG, Registered Shares	90,474	12,252,314
Continental AG	26,483	6,351,084
Deutsche Post AG, Registered Shares	202,755	7,537,909
Deutsche Telekom AG, Registered Shares	381,437	6,189,032
LEG Immobilien AG (a)	64,439	4,225,778
Siemens AG, Registered Shares	47,200	6,365,514
Volkswagen AG, Preference Shares	15,796	4,095,832

		47,017,463
Ireland — 1.8%
Ryanair Holdings PLC — ADR (a)	124,263	7,307,907
Italy — 7.3%
Atlantia SpA	231,519	5,948,789
Intesa Sanpaolo SpA	3,089,254	10,482,433
Luxottica Group SpA	75,537	4,364,593
UniCredit SpA	915,733	8,370,744

		29,166,559
Netherlands — 11.7%
Akzo Nobel NV	71,443	5,826,914
ASML Holding NV	76,905	7,158,579
ING Groep NV CVA (a)	780,879	11,105,411
Reed Elsevier NV	259,192	5,608,020
Common Stocks	Shares	Value
Netherlands (concluded)
Royal Dutch Shell PLC, Class B	425,661	$16,617,979

		46,316,903
Portugal — 1.8%
Banco Espirito Santo SA, Registered Shares (a)	1,170,649	2,192,240
Jeronimo Martins SGPS SA	293,220	4,920,435

		7,112,675
Spain — 1.3%
Inditex SA	35,461	5,320,185
Sweden — 2.3%
Assa Abloy AB, Class B	66,361	3,534,829
Nordea Bank AB	388,404	5,509,746

		9,044,575
Switzerland — 12.4%
Adecco SA, Registered Shares (a)	23,158	1,927,352
Cie Financiere Richemont SA, Registered Shares	33,506	3,201,102
Nestle SA, Registered Shares	127,196	9,573,990
Novartis AG, Registered Shares	18,254	1,549,909
Roche Holding AG	59,475	17,887,920
UBS AG, Registered Shares (a)	530,385	10,975,436
Zurich Insurance Group AG (a)	12,902	3,962,394

		49,078,103
United Kingdom — 15.9%
AstraZeneca PLC	86,280	5,593,271
British American Tobacco PLC	144,025	8,034,541
British Land Co. PLC	125,381	1,368,069
Hargreaves Lansdown PLC	282,289	6,867,053
Imperial Tobacco Group PLC	276,217	11,169,548
Johnson Matthey PLC	142,104	7,758,714
Land Securities Group PLC	98,455	1,677,972
Lloyds Banking Group PLC (a)	4,825,498	6,036,792
Merlin Entertainments PLC (a)(b)	497,376	3,126,086
Unilever PLC	58,612	2,506,810
Vodafone Group PLC (a)	2,469,031	9,079,421

		63,218,277
Total Long-Term Investments (Cost — $336,647,457) — 99.5%		395,529,266

Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	1,479,749	1,479,749

BLACKROCK EUROFUND	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Denmark — 0.0%
Brown Brothers Harriman & Co. (0.10)%, 4/01/14	DKK	718	$132,560
Europe — 0.0%
Brown Brothers Harriman & Co. 0.08%, 04/01/14	EUR	101	139,293
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.05%, 4/01/14	GBP	104	173,721
Total Time Deposits — 0.1%			445,574

Value
Total Short-Term Securities (Cost — $1,925,323) — 0.5%	$1,925,323
Total Investments (Cost — $338,572,780*) — 100.0%	397,454,589
Other Assets Less Liabilities — 0.0%	166,550

Net Assets — 100.0%	$397,621,139

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$340,585,094

Gross unrealized appreciation	$63,847,851
Gross unrealized depreciation	(6,978,356)

Net unrealized appreciation	$56,869,495

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	196,705	1,283,044	1,479,749	$419

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
EUR	Euro
GBP	British Pound

2	BLACKROCK EUROFUND	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock EuroFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$19,036,640	—	$19,036,640
Denmark	—	9,050,077	—	9,050,077
France	—	103,859,902	—	103,859,902
Germany	—	47,017,463	—	47,017,463
Ireland	$7,307,907	—	—	7,307,907
Italy	—	29,166,559	—	29,166,559
Netherlands	—	46,316,903	—	46,316,903
Portugal	—	7,112,675	—	7,112,675
Spain	—	5,320,185	—	5,320,185
Sweden	—	9,044,575	—	9,044,575
Switzerland	—	49,078,103	—	49,078,103
United Kingdom	3,126,086	60,092,191	—	63,218,277
Short-Term Securities:
Money Market Funds	1,479,749	—	—	1,479,749
Time Deposits	—	445,574	—	445,574

Total	$11,913,742	$385,540,847	—	$397,454,589

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, bank overdraft of $(5) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK EUROFUND	MARCH 31, 2014	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 23, 2014